Filed electronically with the Securities and Exchange Commission on January 29, 1999
                                                             File No. 2-76806
                                                             File No. 811-3440

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /___/

                           Pre-Effective Amendment No.                     /___/
                         Post-Effective Amendment No. 30                   / X /
                                                      --
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    /___/

         Amendment No. 32                                                  / X /
                       --

                                KEMPER PORTFOLIOS
                                -----------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

                 Philip J. Collora, Vice President and Secretary
                         Scudder Kemper Investment, Inc.
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                             -----------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/   /    Immediately upon filing pursuant to paragraph (b)
/   /    60 days after filing pursuant to paragraph (a) (1)
/   /    75 days after filing pursuant to paragraph (a) (2)
/   /    On __________________ pursuant to paragraph (b)
/   /    On __________________ pursuant to paragraph (a) (1)
/ X /    On February 1, 1999 pursuant to paragraph (a) (3) of Rule 485.

         If Appropriate, check the following box:
/   /    This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                KEMPER PORTFOLIOS
                            KEMPER CASH RESERVES FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

  Item No.     Item Caption                          Prospectus Caption
  --------     ------------                          ------------------

     1.        Front and Back Cover Pages            Cover Page and Back Cover Page

     2.        Risk / Return Summary:                About the Fund
               Investments, Risks and                Expense Information
               Performance                           Past Performance
                                                     Investment Objective and Principal Strategies
                                                     Principal Risk Factors of the Fund

     3.        Risk/Return Summary: Fee              Expense Information
               Table

     4.        Investment Objectives,                Investment Objective and Principal Strategies
               Principal Investment                  Principal Risk Factors of the Fund; Principal Strategies and
               Strategies and Related Risks          Investments; Related Risks

     5.        Management's Discussion of            Not Applicable
               Fund Performance

     6.        Management, Organization and          Investment Manager
               Capital Structure                     Portfolio Management

     7.        Shareholder Information               Transaction Information
                                                     Share Price

     8.        Distribution Arrangements             Distribution and Taxes
                                                     Transaction Information

     9.        Financial Highlights                  Financial Highlights
               Information


                            Cross Reference - Page 1


                                KEMPER PORTFOLIOS
                            KEMPER CASH RESERVES FUND
                              CROSS-REFERENCE SHEET

                                   (continued)

                           Items Required By Form N-1A
                           ---------------------------

PART B
------

  Item No.     Item Caption                    Caption in Statement of Additional Information
  --------     ------------                    ----------------------------------------------

     10.       Cover Page and Table            Cover Page
               of Contents                     Table of Contents

     11.       Fund History                    Investment Manager and Underwriter

     12.       Description of the              Investment Policies and Techniques
               Fund and its                    Additional Investment Information
               Investments and Risks           Investment Restrictions

     13.       Management of the Fund          Officers and Trustees
                                               Investment Manager and Underwriter


     14.       Control Persons and             Officers and Trustees
               Principal Holders of            Investment Manager and Underwriter
               Securities

     15.       Investment Advisory             Officers and Trustees
               and Other Services              Investment Manager and Underwriter

     16.       Brokerage Allocation            Portfolio transactions
               and Other Practices             Brokerage Commissions

     17.       Capital Stock and               Investment Policies and Techniques
               Other Securities

     18.       Purchase, Redemption            Purchase, Repurchase and Redemption of Shares
               and Pricing of Shares           Net Asset Value

     19.       Taxation of the Fund            Dividends and Taxes

     20.       Underwriters                    Investment Manager and Underwriter

     21.       Calculation of                  Performance
               Performance Data

     22.       Financial Statements            Financial Statements


                            Cross Reference - Page 2

                            KEMPER CASH RESERVES FUND
                            SUPPLEMENT TO PROSPECTUS
                             DATED FEBRUARY 1, 1999

                                 CLASS I SHARES


The fund currently offers four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. When placing purchase orders, investors must specify for which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a fund on behalf of each trust; and (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund.

Class I shares currently are available for purchase only from Kemper Distributors, Inc., principal underwriter for the fund, and, in the case of category 4 above, elected dealers authorized by Kemper Distributors, Inc. Share certificates are not available for Class I shares.

The primary distinctions among the classes of shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

Fee and expense information

The following information is designed to help you understand the costs of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.

-----------------------------------------------------------------------
Shareholder fees: Fees paid directly from your investment.
-----------------------------------------------------------------------

-----------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases          None
(as a % of offering price)
-----------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a % of           None
redemption proceeds)
-----------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On                    None
Reinvested Dividends/ Distributions
-----------------------------------------------------------------------
Redemption Fee                                            None
-----------------------------------------------------------------------
Exchange Fee                                              None
-----------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual fund operating expenses: Expenses that are deducted from fund assets.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
 Management Fee                                          0.40
-----------------------------------------------------------------------
Distribution (12b-1) Fees                                None
-----------------------------------------------------------------------
Other expenses*                                          0.22
-----------------------------------------------------------------------
Total Annual Fund Operating Expenses*                    0.62
-----------------------------------------------------------------------

* Estimated for the current fiscal year, since no Class I shares have been issued as of the fund's fiscal year end.

Example

This example is to help you compare the cost of investing in a fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

------------------------------------------------------
Fees and expenses if you sold shares after:
------------------------------------------------------
 1 Year                              $68
------------------------------------------------------
 3 Years                            $214
------------------------------------------------------
 5 Years                            $373
------------------------------------------------------
 10 Years                           $835
------------------------------------------------------

SPECIAL FEATURES

Shareholders of the fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds--Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates and (ii) Class I shares of any other "Kemper Fund" listed in the prospectus. Conversely, shareholders of Zurich Money Funds--Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates may exchange their shares for Class I shares of "Kemper Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.



February 1, 1999

                                        Contents

                                 2      About The Fund
--------------------------------------------------------------------------------

                                 2      Investment objective and principal
                                        strategies

                                 2      Principal risk factors of the fund

                                 2      Past performance

                                 5      Principal strategies and investments

                                 6      Additional risks

                                 6      Investment manager


                                 8      About Your Investment
--------------------------------------------------------------------------------

                                 8      Choosing a share class

                                11      Buying shares

                                14      Selling and exchanging shares

                                15      Distributions and taxes

                                16      Transaction information


                                18      Financial Highlights
--------------------------------------------------------------------------------

(Neither this table of contents nor the outside cover are part of the prospectus.)

                                                             [LOGO] KEMPER FUNDS

Kemper Cash
Reserves Fund

PROSPECTUS February 1, 1999

KEMPER CASH RESERVES FUND
222 South Riverside Plaza, Chicago, Illinois 60606 (800) 621-1048

Mutual funds:
o   are not FDIC-insured
o   have no bank guarantees
o   may lose value

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ABOUT THE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

The fund seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments. The fund is managed to maintain a net asset value of $1.00 per share. The fund's investment objective may be changed without a vote of shareholders.

The fund pursues its objective through a portfolio of high quality U.S. dollar denominated money market instruments.

The fund is designed primarily as an exchange vehicle for investments in other Kemper Funds that offer multiple classes of shares sold through financial services firms.

The investment manager actively manages the fund's portfolio:

o     with respect to the short-term interest rate outlook

o     by selecting securities for superior price or income performance

The fund will invest only in securities with remaining maturities of 12 months or less and maintains a dollar weighted average portfolio maturity of 90 days or less in accordance with federal law.

The fund will normally invest at least 25% of its net assets in instruments issued by domestic or foreign banks.

PRINCIPAL RISK FACTORS OF THE FUND

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Because of their short maturities, liquidity and high quality, money market instruments, such as those in which the fund invests, are generally considered to be among the safest available.

To the extent the fund is invested in instruments issued by domestic or foreign banks, the fund may be more adversely affected by changes in market or economic conditions and other circumstances affecting the banking industry than it would be if the fund's assets were not so concentrated.

Portfolio strategy. The portfolio management team's skill in choosing appropriate investments for the fund will determine in large part the fund's ability to achieve its investment objective.

PAST PERFORMANCE

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed from year to year. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class B shares, and does not reflect sales charges, which reduce return.

Total returns for years ended December 31

[The following table was originally a bar chart in the printed materials.]

1989        7.54%
1990        6.39%
1991        4.15%
1992        1.86%
1993        1.55%
1994        2.58%
1995        4.44%
1996        3.51%
1997        3.50%
1998        3.44%

For the period included in the bar chart, the fund's highest return for a calendar quarter was 1.99% (the second quarter of 1989), and the fund's lowest return for a calendar quarter was 0.37% (the fourth quarter of 1993).

Average Annual Total Returns

  For periods ended
  December 31, 1998               Class A    Class B     Class C
  -----------------               -------    -------     -------

  One Year                         4.48%      0.47%       3.80%

  Five Years                       4.49%      3.32%        --

  Ten Years                         --        3.88%        --

  Since Class Inception*           3.94%      4.52%       3.88%

-----------

* Inception dates for Class A, Class B and Class C shares are 1/10/92, 2/6/84 and 5/31/94, respectively.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Choosing a share class -- Special features section of this prospectus.

7-Day Annualized Yield

  On December 31, 1998           Class A    Class B     Class C
                                 -------    -------     -------
                                  3.88%      2.91%       3.22%

Shareholder fees: Fees paid directly from your investment.

                                  Class A         Class B         Class C
                                  -------         -------         -------
  Maximum Sales Charge
    (Load) Imposed on
    Purchases (as % of offering
    price)                        None(1)          None             None

  Maximum Deferred Sales
    Charge (Load) (as % of
    redemption proceeds)          None(2)           4%               1%

  Maximum Sales Charge
    (Load) Imposed on
    Reinvested
    Dividends/Distributions       None             None             None

  Redemption Fee (as % of
    amount redeemed, if
    applicable)                   None             None             None

  Exchange Fee                    None             None             None

-----------

(1) The applicable sales charge applies for exchanges into Class A shares of other Kemper Funds.

(2) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

Annual fund operating expenses: Expenses that are deducted from fund assets.

                                           Class A      Class B       Class C
                                           -------      -------       -------
  Management Fee                            0.40%        0.40%         0.40%
  Distribution (12b-1) Fees                 None         0.75%         0.75%
  Other Expenses                            0.81%        1.07%         0.73%
  Total Annual Fund Operating Expenses      1.21%        2.22%         1.88%

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and expenses if you sold shares after:

                                       Class A        Class B        Class C
                                       -------        -------        -------
  1 Year                                  $123           $625           $291
  3 Years                                 $384           $994           $591
  5 Years                                 $665         $1,390         $1,016
  10 Years                              $1,466         $2,063         $2,201

Fees and expenses if you did not sell your shares:

                                        Class A        Class B        Class C
                                        -------        -------        -------
  1 Year                                   $123           $225           $191
  3 Years                                  $384           $694           $591
  5 Years                                  $665         $1,190         $1,016
  10 Years                               $1,466         $2,063         $2,201

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests in the following high quality U.S. dollar denominated money market instruments with remaining maturities of 12 months or less:

o Commercial paper rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. or A-1 or A-2 by Standard & Poor's Corporation, or commercial paper or notes issued by companies with an unsecured debt issue outstanding currently rated A or higher by Moody's Investors Service, Inc. or Standard & Poor's Corporation where the obligation is on the same or a higher level of priority as the rated issue, and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated A or higher by Moody's Investors Service, Inc. or Standard & Poor's Corporation.

o Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities. The two broad categories of U.S. government debt instruments are: (a) direct obligations of the U.S. Treasury and (b) securities issued or guaranteed by agencies and instrumentalities of the U.S. government. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the United States and others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury.

o Bank certificates of deposit, time deposits or bankers' acceptances limited to U.S. banks or Canadian chartered banks having total assets in excess of $1 billion, or U.S. branches of foreign banks having total assets in excess of $10 billion.

o Repurchase agreements of obligations which are suitable for investment under the categories set forth above.

o Eurodollar certificates of deposit issued by London branches of U.S. banks, or commercial paper issued by foreign entities.

In addition, the fund limits its investments to securities that meet the quality, maturity and diversification requirements of federal law.

The fund may purchase floating rate and variable rate securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. The interest rate of a floating rate instrument is generally based on a known lending rate, such as a bank's prime rate, and is reset whenever the underlying rate is adjusted. Because these securities adjust the interest they pay, there may be greater returns when interest rates are rising because of the additional interest payments the fund will receive, and there may be lesser returns when interest rates are falling because of the reduction in interest payments to the fund. These securities include floating rate and variable rate demand notes and bonds. These investments may have maturities (time for scheduled full repayment of principal) of more than one year, but generally allow the holder to demand payment of principal plus accrued interest within a relatively short period. Because the interest rate on variable rate and floating rate demand notes can change as market interest rates change, these investments are unlikely to be able to lock in favorable longer term interest rates. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

ADDITIONAL RISKS

To the extent that the fund is invested in Eurodollar certificates of deposit issued by London branches of U.S. banks, or commercial paper issued by foreign entities, it may be subject to some foreign investment risk. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates issued by U.S. banks and associated income may be subject to the imposition of foreign taxes.

INVESTMENT MANAGER

The fund retains the investment management firm of Scudder Kemper Investments, Inc., Two International Place, Boston, MA, to manage its daily investment and business affairs subject to the policies established by the fund's Board. Scudder Kemper Investments, Inc. actively manages the fund's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide, managing more than $230 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

For the fiscal year ended September 30, 1998, Scudder Kemper Investments, Inc. received an annual fee of 0.40% of the fund's average daily net assets.

Portfolio management

The following investment professionals are associated with the fund as indicated:

Name & Title                Joined the Fund   Background
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.          1984        Mr. Rachwalski joined Scudder
Lead Portfolio Manager                        Kemper Investments in 1973, and is
                                              currently a Senior Vice President.
                                              Since joining Scudder Kemper
                                              Investments, Mr. Rachwalski has
                                              served as portfolio manager for
                                              other affiliated mutual funds, and
                                              has over 20 years of experience in
                                              short-term fixed income investing
                                              and research.

John W. Stuebe                    1984        Mr. Stuebe joined Scudder Kemper
Portfolio Manager                             Investments in 1979 as a fixed
                                              income trader for money market
                                              securities and is currently a Vice
                                              President. Mr. Stuebe manages
                                              short-term non-government
                                              securities, primarily for money
                                              market funds, as well as the cash
                                              portion of other affiliated mutual
                                              funds.
--------------------------------------------------------------------------------

Year 2000 readiness

Like other mutual funds and financial and business organizations worldwide, the fund could be adversely affected if computer systems on which it relies, which primarily include those used by the investment manager, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the fund's business and operations, such as problems with calculating net asset value and difficulties in implementing a fund's purchase and redemption procedures. The investment manager has commenced a review of the Year 2000 Issue as it may affect the fund and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the issuers whose securities are held by the fund or on global markets or economies generally.

Euro conversion

The introduction of a new European currency, the Euro, may result in uncertainties for European securities and for the operation of the fund. The Euro was introduced on January 1, 1999, by eleven European countries that are members of the European Economic and Monetary Union (EMU). The introduction of the Euro requires the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments. Additional questions are raised by the fact that certain other European community members, including the United Kingdom, did not officially implement the Euro on January 1, 1999.

The investment manager is actively working to address Euro-related issues and understands that other key service providers are taking similar steps. At this time, however, no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on fund holdings is negative, it could hurt the fund's performance.

ABOUT YOUR INVESTMENT

CHOOSING A SHARE CLASS

The fund provides investors with the option of purchasing shares in the following ways:

--------------------------------------------------------------------------------
Class A Shares         Offered at net asset value without an initial sales
                       charge, but the applicable sales charge applies for exchanges of such shares into Class A shares of other
                       Kemper Funds.

Class B Shares         Offered at net asset value without an initial sales
                       charge, but subject to a 0.75% Rule 12b-1 distribution fee and a contingent deferred sales charge that declines from 4% to zero on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares (which have lower ongoing expenses) six years after purchase.

Class C Shares         Offered at net asset value without an initial sales
                       charge, but subject to a 0.75% Rule 12b-1 distribution
                       fee and a 1% contingent deferred sales charge on
                       redemptions made within one year of purchase. Class C
                       shares do not convert into another class.
--------------------------------------------------------------------------------

When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares. Each class of shares represents interests in the same portfolio of investments of the fund.

The decision as to which class to choose depends on a number of factors, including the amount and intended length of the investment, and the other Kemper Fund into which an investor may wish to exchange in the future. Shareholders of Class A, Class B and Class C shares of the fund may exchange their shares for shares of the corresponding class of other Kemper Funds. While Class A shares of the fund are sold without an initial sales charge, applicable sales charges apply for exchanges into Class A shares of other Kemper Funds. Investors who prefer not to pay an initial sales charge upon investment in the fund or who qualify for reduced sales charges for other Kemper Funds on exchange might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment (including other Kemper Funds into which they may exchange) for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. For more information about these arrangements, consult your financial representative or Kemper Service Company, the Shareholder Service Agent. Be aware that financial services firms may receive different compensation depending upon which class of shares they sell.

Rule 12b-1 plan

The fund has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of the Class B shares and the Class C shares that are used by Kemper Distributors, Inc., the fund's principal underwriter, to pay for distribution and other services provided to shareholders of those classes. Because 12b-1 fees are paid out of fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, although Kemper Distributors, Inc. believes that is is unlikely, in the case of Class B shares, because of the automatic conversion feature of those shares.

Special features

Class A Shares -- Combined Purchases. The fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of most Kemper Funds.

Class A Shares -- Letter of Intent. The same reduced sales charges for Class A shares also apply to the aggregate amount of purchases made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by Kemper Distributors, Inc. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period.

Class A Shares -- Cumulative Discount. Class A shares of the fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of the fund being purchased, the value of all Class A shares of most Kemper Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares -- Large Order NAV Purchase Privilege. Class A shares of the fund may be purchased at net asset value by any purchaser provided that the amount invested in the fund or other Kemper Funds totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described above (the "Large Order NAV Purchase Privilege").

Class A Shares -- Availability of Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify Kemper Service Company, the Shareholder Service Agent or Kemper Distributors, Inc. whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

Exchange Privilege. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Funds in accordance with the provisions below.

Class A Shares. Class A shares of most Kemper Funds and shares of certain Money Market Funds may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and the Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with Kemper Distributors, Inc.

Class B Shares. Class B shares of the fund and Class B shares of most Kemper Funds listed under "Special Features -- Class A Shares -- Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without any contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

Class C Shares. Class C shares of the fund and Class C shares of most Kemper Funds may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.

BUYING SHARES

The fund is designed primarily as an exchange vehicle for investments in other Kemper Funds sold through financial services firms. For example, the fund may serve as a temporary investment for amounts ultimately intended for investment in equity or fixed income Kemper Funds through techniques such as "dollar cost averaging." The primary distinctions among the classes of the fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the tables below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

CLASS A SHARES

Public Offering Price

Net asset value per share without any sales charge at the time of purchase.

Contingent Deferred Sales Charge

None

Rule 12b-1 Fee

None

Exchange Privilege

No initial sales charge applies to purchases of Class A shares of the fund, but the applicable sales charge applies for exchanges into Class A shares of other Kemper Funds.

CLASS B SHARES

Public Offering Price

Net asset value per share without any sales charge at the time of purchase.

Contingent Deferred Sales Charge

A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

--------------------------------------------------------------------------------
Year of Redemption
After Purchase:            First    Second    Third   Fourth     Fifth    Sixth
--------------------------------------------------------------------------------
Contingent Deferred
Sales Charge:                4%       3%       3%       2%        2%        1%
--------------------------------------------------------------------------------

The contingent deferred sales charge will be waived:

o in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed

o in the event of the death of the shareholder (including a registered joint owner)

o     for redemptions made pursuant to a systematic withdrawal plan

o for redemptions made pursuant to any IRA systematic withdrawal plan based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code
      Section 72(t)(2)(A)(iv) prior to age 59 1/2

o for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts).

The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by Kemper Service Company, the Shareholder Service Agent:

o redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege)

o redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a fund)

o redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code

o     redemptions representing returns of excess contributions to such plans.

Rule 12b-1 Fee

0.75%

Conversion Feature

Class B shares of the fund will automatically convert to Class A shares of the same fund six years after issuance on the basis of the relative net asset value per share. Shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's fund account will be converted to Class A shares on a pro rata basis.

Exchange Privilege

Class B shares of the fund and Class B shares of most Kemper Funds may be exchanged for each other at their relative net asset values without a contingent deferred sales charge.

CLASS C SHARES

Public Offering Price

Net asset value per share without any sales charge at the time of purchase

Contingent Deferred Sales Charge

A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived:

o in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed

o in the event of the death of the shareholder (including a registered joint owner)

o     for redemptions made pursuant to a systematic withdrawal plan

o for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code
      Section 72(t)(2)(A)(iv) prior to age 59 1/2

o for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts)

o for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by Kemper Service Company, the Shareholder Service Agent and

o redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Kemper Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly.

Rule 12b-1 Fee

0.75%

Conversion Feature

None

Exchange Privilege

Class C shares of the fund and Class C shares of most Kemper Funds may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge.

SELLING AND EXCHANGING SHARES

General

Contact your securities dealer or other financial services firm to arrange for share redemptions or exchanges.

Any shareholder may require the fund to redeem his or her shares. When shares are held for the account of a shareholder by the funds' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557.

An exchange of shares entails the sale of fund shares and subsequent purchase of shares of another Kemper Fund.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. Kemper Distributors, Inc. receives any contingent deferred sales charge directly.

Share certificates

When certificates for shares have been issued, they must be mailed to or deposited with Kemper Service Company, the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed. The redemption request and stock power must be signed exactly as the account is registered, including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Reinvestment privilege

A shareholder of the fund who redeems Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares, Class B shares or Class C shares, as the case may be, of its fund or of any other Kemper Fund. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of the fund or of the other Kemper Funds. Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper

Funds available for sale in the shareholder's state of residence. The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. The reinvestment privilege may be terminated or modified at any time.

DISTRIBUTIONS AND TAXES

Dividends and capital gains distributions

The fund declares daily dividends from net investment income and dividends are reinvested or paid in cash monthly.

Dividends are calculated in the same manner, at the same time and on the same day for each class of shares. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Income dividends and capital gain dividends, if any, of the fund will be credited to shareholder accounts in full and fractional shares of the same class of the fund at net asset value, except that, upon written request to Kemper Service Company, the Shareholder Service Agent, a shareholder may choose to receive income and capital gain dividends in cash.

Any dividends of the fund that are reinvested normally will be reinvested in shares of the same class. However, upon written request to Kemper Service Company, the Shareholder Service Agent, a shareholder may choose to have dividends of the fund invested in shares of the same class of another Kemper Fund at the net asset value of that class and fund. To use this privilege of investing dividends of the fund in shares of another Kemper Fund, shareholders must maintain a minimum account value of $1,000 in the fund. The fund will reinvest dividend checks (and future dividends) in shares of that same class if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the fund unless the shareholder requests that such policy not be applied to the shareholder's account.

Distributions are generally taxable whether received in cash or reinvested. Exchanges among funds are also taxable events.

Taxes

Dividends representing net investment income and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individual shareholders as long-term capital gains, regardless of the length of time shareholders have owned shares. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January are taxable as if paid on December 31 of the calendar year in which they were declared.

The fund sends you detailed tax information about the amount and type of distributions by January 31of the following year.

TRANSACTION INFORMATION

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of the fund as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, on each day the New York Stock Exchange is open for trading. The fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. The fund seeks to maintain a net asset value of $1.00 per share and values its portfolio instruments at amortized cost. Calculations are made to compare the value of the fund's investments, valued at amortized cost, with market-based values. In order to value its investments at amortized cost, the fund purchases only securities with a maturity of 12 months or less and maintains a dollar-weighted average portfolio maturity of 90 days or less. In addition, the fund limits its portfolio investments to securities that meet the quality and diversification requirements of federal law.

The net asset value per share is the value of one share and is determined separately for each class by dividing the value of the fund's net assets attributable to that class, less all liabilities, by the number of shares of that class outstanding.

Processing time

The fund seeks to be as fully invested as possible at all times in order to achieve maximum income. Since the fund will be investing in instruments which normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the fund has adopted certain procedures for the convenience of its shareholders and to ensure that the fund receives investable funds. (a) Wire transfer. Orders received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value after receipt by the fund's Shareholder Service Agent and such shares will receive the dividend for the next calendar day following the day when the purchase is effective. If payment is wired in Federal Funds, the payment should be wired to United Missouri Bank of Kansas City, N.A., 10th and Grand Avenue, Kansas City, Missouri 64106. If payment is to be wired, the firm which services the account should handle the details of the transaction. (b) Check. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of the close of the New York Stock Exchange on the business day following receipt and such shares will receive the dividend for the next calendar day following the day when the purchase is effective. (c) Dealer Trades. Orders processed through dealers or other financial services firms, including trades via Fund/SERV, will be effected at the net asset value effective on the trade date. These purchases will begin earning dividends the calendar day following the payment date.

Payment for shares you sell will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request. If you have share certificates, these must accompany your order in proper form for transfer. When you place an order to sell shares for which the fund may not yet have received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), the fund may delay transmittal of the proceeds until it has determined that collected funds have been received for the purchase of such shares. This may be up to 10 days from receipt by the fund of the purchase amount. If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge, as described in the prospectus for that other fund, the redemption of such shares by the fund may be subject to a contingent deferred sales charge, as explained in such prospectus.

Signature guarantees

A signature guarantee is required unless you sell $50,000 or less worth of shares (prior to the imposition of any contingent deferred sales charge) and the proceeds are payable to the shareholder of record at the address of record. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The fund will normally send you the proceeds within one business day following your request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The fund and Kemper Distributors, Inc. each reserves the right to reject purchases of fund shares (including exchanges) for any reason. The fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, the fund may temporarily suspend the offering of its shares or a class of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

Minimum balances

The minimum initial investment for the fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

Because of the high cost of maintaining small accounts, the fund may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through Kemper Service Company, the Shareholder Service Agent.

Third party transactions

If you buy and sell shares of the fund through a member of the National Association of Securities Dealers, Inc. (other than the fund's distributor, Kemper Distributors, Inc.), that member may charge a fee for that service. This prospectus should be read in connection with such firms' material regarding their fees and services.

Redemption-in-kind

The fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities ("redemption in kind"). These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

FINANCIAL HIGHLIGHTS

The tables below are intended to help you understand the fund's financial performance for the periods reflected below. Certain information reflects financial results for a single fund share. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all distributions. The information has been audited by Ernst & Young LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request by calling the Kemper Funds at 1-800-621-1048.

Kemper Cash Reserves Fund

                                                       Two
                                                      months
                                                      ended
                                                    September      Year ended
                         Year ended September 30,       30,         July 31,
CLASS A SHARES           1998       1997     1996      1995       1995      1994
--------------------------------------------------------------------------------
Per share operating performance
Net asset value,
  beginning of
  period                $1.00       1.00     1.00      1.00       1.00      1.00
--------------------------------------------------------------------------------
Net investment
  income                  .04        .04      .05       .01        .05       .03
--------------------------------------------------------------------------------
Less dividends
  declared                .04        .04      .05       .01        .05       .03
--------------------------------------------------------------------------------
Net asset value, end
  of period             $1.00       1.00     1.00      1.00       1.00      1.00
--------------------------------------------------------------------------------
Total return
  (not annualized)       4.58%      4.57     4.67       .85       4.99      2.78
--------------------------------------------------------------------------------
Ratios to average net
  assets (annualized)
Expenses                 1.21%      1.16     1.08       .92        .89       .92
--------------------------------------------------------------------------------
Net investment
  income                 4.49%      4.45     4.53      5.11       4.75      2.86
--------------------------------------------------------------------------------

                                                       Two
                                                      months
                                                      ended
                                                    September      Year ended
                         Year ended September 30,       30,         July 31,
CLASS B SHARES           1998       1997     1996      1995       1995      1994
--------------------------------------------------------------------------------
Per share operating performance
Net asset value,
  beginning of
  period                $1.00       1.00     1.00      1.00       1.00      1.00
--------------------------------------------------------------------------------
Net investment
  income                  .03        .03      .04       .01        .04       .02
--------------------------------------------------------------------------------
Less dividends
  declared                .03        .03      .04       .01        .04       .02
--------------------------------------------------------------------------------
Net asset value, end
  of period             $1.00       1.00     1.00      1.00       1.00      1.00
--------------------------------------------------------------------------------
Total return
  (not annualized)      3.53%       3.49     3.73       .71       4.08      1.78
--------------------------------------------------------------------------------
Ratios to average net
  assets (annualized)
Expenses                2.22%       2.19     1.99      1.79       1.78      1.89
--------------------------------------------------------------------------------
Net investment
  income                3.48%       3.42     3.62      4.24       3.86      1.89
--------------------------------------------------------------------------------


                                                       Two
                                                      months                May
                                                      ended       Year     31 to
                                                    September    ended      July
                         Year ended September 30,       30,     July 31,     31,
CLASS C SHARES           1998       1997     1996      1995       1995      1994
--------------------------------------------------------------------------------
Per share operating performance
Net asset value,
  beginning of
  period                $1.00       1.00     1.00      1.00       1.00      1.00
--------------------------------------------------------------------------------
Net investment
  income                  .04        .04      .04       .01        .04        --
--------------------------------------------------------------------------------
Less dividends
  declared                .04        .04      .04       .01        .04        --
--------------------------------------------------------------------------------
Net asset value, end
  of period             $1.00       1.00     1.00      1.00       1.00      1.00
--------------------------------------------------------------------------------
Total return (not
  annualized)            3.90%      3.85     3.93       .71       4.08       .42
--------------------------------------------------------------------------------
Ratios to average net
  assets (annualized)
Expenses                 1.88%      1.84     1.79      1.78       1.76      1.80
--------------------------------------------------------------------------------
Net investment
  income                 3.82%      3.77     3.82      4.25       3.88      2.64
--------------------------------------------------------------------------------

                                                                           Two
                                                                         months
                                                                          ended
                                                                        September      Year ended
                                            Year ended September 30,       30,          July 31,
                                           1998      1997       1996      1995       1995       1994
-----------------------------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end
  of period
  (in thousands)                         $549,389   339,655   207,616    176,557   213,031    424,317
-----------------------------------------------------------------------------------------------------

Notes: The total returns for the year ended July 31, 1995 include the effect of a capital contribution from Scudder Kemper Investments, Inc. Without the capital contribution, the total returns would have been 4.07% in Class A shares, 3.16% in Class B shares and 3.16% in Class C shares.

Scudder Kemper Investments, Inc. agreed to absorb certain operating expenses of the fund during a portion of the year ended July 31, 1994. Absent this agreement, ratios of expenses and net investment income to average net assets would have been as follows: Class A shares (1.15% and 2.63%); Class B shares (2.12% and 1.66%).

Additional information about the fund may be found in the Statement of Additional Information, the Shareholder Services Guide and in shareholder reports. Shareholder inquiries may be made by calling the Kemper Funds at the toll-free telephone number listed below. The Statement of Additional Information contains more information on fund investments and operations. The Shareholder Services Guide contains more information about purchases and sales of fund shares. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the fund's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:

--------------------------------------------------------------------------------
By Phone               Call the Kemper Funds at: 1-800-621-1048
--------------------------------------------------------------------------------
By Mail                Kemper Distributors, Inc.
                       222 South Riverside Plaza
                       Chicago, IL 60606-5808

                       or

                       Public Reference Section
                       Securities and Exchange Commission
                       Washington, D.C. 20549-6009
                       (a duplication fee is charged)
--------------------------------------------------------------------------------
In Person              Public Reference Room
                       Securities and Exchange Commission
                       Washington, D.C.

                       (Call 1-800-SEC-0330
                       for more information.)
--------------------------------------------------------------------------------
By Internet            http://www.sec.gov
                       http://www.kemper.com
--------------------------------------------------------------------------------

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file numbers:

Kemper Cash Reserves Fund               811-3440

[PRINTED WITH SOY INK LOGO]   [RECYCLE LOGO] Printed on recycled paper

                       STATEMENT OF ADDITIONAL INFORMATION
                                February 1, 1999

                            Kemper Cash Reserves Fund
               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-621-1048

      This Statement of Additional Information is not a prospectus. It is the Statement of Additional Information for Kemper Cash Reserves Fund (the "Fund"), a series of Kemper Portfolios (the "Trust"). It should be read in conjunction with the prospectus of the Fund dated February 1, 1999. The prospectus may be obtained without charge from the Fund.

                                TABLE OF CONTENTS


INVESTMENT RESTRICTIONS ...................................................    2
INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS ..........................    4
PORTFOLIO TRANSACTIONS ....................................................    5
INVESTMENT MANAGER AND UNDERWRITER ........................................    6
PURCHASE AND REDEMPTION OF SHARES .........................................   11
DIVIDENDS AND TAXES .......................................................   14
PERFORMANCE ...............................................................   22
OFFICERS AND TRUSTEES .....................................................   25
SHAREHOLDER RIGHTS ........................................................   28
APPENDIX -- RATINGS OF INVESTMENTS ........................................   30


The financial statements appearing in the Fund's 1998 Annual Report to Shareholders are incorporated herein by reference. The Annual Report for the Fund accompanies this document.

KCRF-13 12/97     Printed on recycled paper

INVESTMENT RESTRICTIONS

The Fund has adopted certain fundamental investment restrictions which, together with its investment objective and fundamental policies, cannot be changed without approval of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

The Fund has elected to be classified as a diversified series of an open-end investment trust.

The Fund may not, as a fundamental policy:

1. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, except that the fund intends to invest more than 25% of its net assets in instruments issued by banks.

4. Engage in the business of underwriting securities issued by others, except to the extent the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

5. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

6. Purchase physical commodities or contracts relating to physical commodities.

7. Purhcase or sell real estate, which term does not include securities or companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Fund may not:

            i. Purchase securities or make investments other than in accordance with its investment objective and policies.

            ii. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's net assets would be invested in securities of that issuer.

            iii. Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

            iv. Invest more than 5% of the Fund's total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation.

            v. Enter into repurchase agreements if more than 10% of the Fund's net assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

            vi. Purchase or retain the securities of any issuer if any of the officers, trustees or directors of Kemper Portfolios or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together they own more than 5% of the securities of such issuer.

            vii. Invest more than 5% of the Fund's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933) and no more than 10% of its assets will be invested in securities which are considered illiquid. Repurchase agreements maturing in more than 7 days are considered illiquid for purposes of this restriction.

            viii. Invest for the purpose of exercising control or management of another issuer.

            ix. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

            x. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

            xi. Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

            xii.  Engage in put or call option transactions.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

The following information sets forth the Fund's investment objective, policies and risk factors. The Fund seeks to maintain a net asset value of $1.00 per share. There is no assurance that the Fund will achieve its objective.

The Fund seeks maximum current income to the extent consistent with stability of principal from a portfolio of the following types of U.S. Dollar denominated money market instruments that mature in 12 months or less:

1. Obligations of, or guaranteed by, the U.S. or Canadian Governments, their agencies or instrumentalities. The two broad categories of U.S. Government debt instruments are: (a) direct obligations of the U.S. Treasury and (b) securities issued or guaranteed by agencies and instrumentalities of the U.S. Government. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States and others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S.
Treasury.

2. Bank certificates of deposit, time deposits or bankers' acceptances limited to U.S. banks or Canadian chartered banks having total assets in excess of $1 billion.

3. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. branches of foreign banks having total assets in excess of $10 billion.


4. Commercial paper rated Prime-1 or Prime-2 by Moody's Investor Services, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Corporation ("S&P"), or commercial paper or notes issued by companies with an unsecured debt issue outstanding currently rated A or higher by Moody's or S&P where the obligation is on the same or a higher level of priority as the rated issue, and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated A or higher by Moody's or S&P.


5. Repurchase agreements of obligations which are suitable for investment under the categories set forth above. Repurchase agreements are discussed under "Additional Investment Information" below.

In addition, the Fund limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940. See "Net Asset Value."

To the extent the Fund purchases Eurodollar certificates of deposit issued by London branches of U.S. banks, or commercial paper issued by foreign entities, consideration will be given to their marketability, possible restrictions on international currency transactions and regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates issued by U.S. banks and associated income may be subject to the imposition of foreign taxes. The Fund will normally invest at least 25% of its net assets in instruments issued by domestic or foreign banks. As a result, the Fund may be more adversely affected by changes in market or economic conditions and other circumstances affecting the banking industry than it would be if the Fund's assets were not so concentrated.

The Fund seeks to maintain its net asset value at $1.00 per share by valuing its portfolio of investments on the amortized cost method in accordance with Rule 2a-7. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved. See "Net Asset Value."

The Fund may invest in instruments bearing rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuations in values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities is ordinarily determined by reference to or is a percentage of an objective standard. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities to the issuer at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules that allow the Fund to consider certain of such instruments as having maturities earlier than the maturity date on the face of the instrument.

Section 4(2) Paper. Subject to its investment objectives and policies, the Fund may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. The Fund also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The investment manager considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation on illiquid securities. The investment manager monitors the liquidity of the Fund's investments in
Section 4(2) paper on a continuing basis. See "Investment Restrictions" in the Statement of Additional Information.

Additional Investment Information. The Fund will invest only in securities with remaining maturities of 12 months or less and maintains a dollar-weighted average portfolio maturity of 90 days or less in accordance with Rule 2a-7 under the Investment Company Act of 1940. Since securities with maturities of less than one year are excluded from portfolio turnover rate calculations, the portfolio turnover rate for the Fund is zero.



The Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of the Fund's net assets, valued at the time of the transaction, would be invested in such securities.


The Fund has adopted certain fundamental investment restrictions which cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940 ("1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.


Repurchase Agreements. The Fund may invest in repurchase agreements, under which it acquires ownership of a security and the broker-dealer or bank agrees to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. In addition, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book-Entry System. Repurchase agreements will be limited to transactions with financial institutions believed by the investment manager to present minimal credit risk. The investment manager will monitor on an on-going basis the creditworthiness of the broker-dealers and banks with which the Fund may engage in repurchase agreements. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of the Fund's limitations on illiquid securities.

Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the Fund may lend securities (principally to broker-dealers) without limit where such loans are callable at any time and are continuously secured by segregated collateral (cash or other liquid securities) equal to no less than the market value, determined daily, of the securities loaned. The Fund will receive amounts equal to dividends or interest on the securities loaned. The Fund will also earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term money market instruments. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the investment manager to be of good standing, and when the investment manager believes the potential earnings to justify the attendant risk. Management will limit such lending to not more than one-third of the value of the Fund's total assets.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the objective of each Portfolio in relation to movements in the general level of interest rates, to invest money obtained from the sale of Fund shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Fund shares. This may increase or decrease the yield of a Portfolio depending upon the Adviser's ability to correctly time and execute such transactions. Since a Portfolio's assets are invested in securities with short maturities, its portfolio will turn over several times a year. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, each Portfolio's portfolio turnover rate for reporting purposes should generally be zero.

The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through its familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities: the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

In selecting among firms believed to meet the criteria for handling a particular transaction, the Adviser may give consideration to those firms that have sold or are selling shares of a Fund managed by the Adviser.

To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through Scudder Investor Services, Inc. ("SIS"), a corporation registered as a broker-dealer and a subsidiary of the Adviser. SIS will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Fund for this service.

Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

The Board members for a Fund review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Fund for such purchases. During the last three fiscal years the Fund paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

INVESTMENT MANAGER AND UNDERWRITER


Investment Manager. Scudder Kemper Investments, Inc. (the "Adviser"), 345 Park Avenue, New York, New York, is the Fund's investment manager. The Adviser is approximately 70% owned by Zurich Financial Services, Inc., a newly formed global insurance and financial services company. The balance of the Adviser is owned by its officers and employees. Pursuant to an investment management agreement, the Adviser acts as the Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The investment management agreement provides that the Fund shall pay the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are affiliated with the Adviser), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value and maintaining all accounting records thereto, taxes and membership dues. The Fund bears the expenses of registration of its shares with the Securities and Exchange Commission, while Kemper Distributors, Inc. ("KDI"), as principal underwriter, pays the cost of qualifying and maintaining the qualification of the Fund's shares for sale under the securities laws of the various states.


The investment management agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

The Fund's investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by (a) a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and (b) by the shareholders of the Fund or the Board of Trustees. The Fund's investment management agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment. Each of the three current series of the Trust, including the Fund, is subject to the investment management agreement, and the provisions concerning continuation, amendment and termination are on a series by series basis. Additional series may be subject to a different agreement.

At December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich Insurance Company ("Zurich") formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc., a former subsidiary of Zurich and former investment manager of the Fund, and Scudder changed it name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owned approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.


On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in the Adviser) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services, Inc. By way of a dual holding company structure, former Zurich shareholder initially owned approximately 57% of Zurich Financial Services, Inc., with the balance initially owned by former B.A.T shareholders.


Upon consummation of this transaction, the Fund's existing investment management agreement with the Adviser was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement with the Adviser, which is substantially identical to the current investment management agreement, except for the date of execution and termination. This agreement became effective upon the termination of the then current investment management agreement and has been approved by shareholders at a special meeting that concluded in December 1998.

For the services and facilities furnished, the Fund pays an annual investment management fee, payable monthly, on a graduated basis at the following annual rates: 0.40% of the first $250 million of average daily net assets, 0.38% of the next $750 million, 0.35% of the next $1.5 billion, 0.32% of the next $2.5 billion, 0.30% of the next $2.5 billion, 0.28% of the next $2.5 billion, 0.26% of the next $2.5 billion, and 0.25% of average daily net assets over $12.5 billion. The investment management fees paid by the Fund for its 1998, 1997 and 1996 fiscal years were $1,269,000, $1,059,000 and $922,000, respectively.

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share of the Funds and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Fund, however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.


Principal Underwriter. Pursuant to a separate underwriting and distribution services agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), a wholly owned subsidiary of the Adviser, is the principal underwriter and distributor for the shares of the Fund and acts as agent of the Fund in the continuous offering of its shares. KDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.


The distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. The agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by the Fund or by KDI upon 60 days notice. Termination by the Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the 1940 Act. The agreement may not be amended for a class to increase the fee to be paid by the Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund, and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a series by series and class by class basis.

Class A Shares. KDI receives no compensation from the Fund as principal underwriter for Class A shares and pays all expenses of distribution of the Fund's Class A shares under the distribution agreement not otherwise paid by dealers or other financial services firms.

Class B Shares and Class C Shares. Since the distribution agreement provides for fees charged to Class B and Class C shares that are used by KDI to pay for distribution services (see the prospectus under "Investment Manager and Underwriter"), the agreement (the "Plan"), is approved and renewed separately for the Class B and Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear expenses of distributing its shares. Currently, the Fund's Rule 12b-1 Plan has been separated from its distribution agreement.


For its services under the distribution agreement, KDI receives a fee from the Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

For its services under the distribution agreement, KDI receives a fee from the Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, KDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares."


Rule 12b-1 Plan. Since the distribution agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by KDI to pay for distribution services for those classes, that agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. Currently, the Fund's Rule 12b-1 Plan is separated from its distribution agreement. The table below shows amounts paid in connection with the Fund's Rule 12b-1 Plan during its 1998 fiscal year.

              Distribution Expenses           Distribution Fees Paid by    Contingent Deferred Sales Charges Paid
             Incurred by Underwriter             Fund to Underwriter                   to Underwriter
        ----------------------------------------------------------------------------------------------------------
            Class B           Class C           Class B        Class C            Class B            Class C
        ----------------------------------------------------------------------------------------------------------

           $


If the Rule 12b-1 Plan (the "Plan") is terminated in accordance with its terms, the obligation of the Fund to make payments to KDI pursuant to the Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under the Plan may or may not be sufficient to reimburse KDI for its expenses incurred.


Expenses of the Fund and of KDI in connection with the Rule 12b-1 plans for the Class B and Class C shares are set forth below. A portion of the marketing, sales and operating expenses shown below could be considered overhead expense.

                                                            Distribution              Other Distribution Expenses Paid by KDI
                                Contingent       Total      Fees Paid by              ---------------------------------------
                Distribution  Deferred Sales  Distribution   KDI to KDI  Advertising                               Misc.
Class B  Fiscal Fees Paid by   Charges Paid   Fees Paid by  Affiliated      and       Prospectus  Marketing and  Operating  Interest
Shares    Year   Fund to KDI      to KDI      KDI to Firms     Firms     Literature    Printing  Sales Expenses  Expenses    Expense
------    ----   -----------      ------      ------------     -----     ----------    --------  --------------  --------    -------

         1998    $1,993,000       813,000      3,267,000           0       320,000      28,000       656,000      123,000  1,576,000
         1997    $1,499,000       808,000      3,671,000           0       553,000      40,000     1,432,000      217,000  1,196,000
         1996    $1,380,000       766,000      2,820,000      28,000       660,000      52,000     1,467,000      235,000    789,000

                                                            Distribution              Other Distribution Expenses Paid by KDI
                                Contingent       Total      Fees Paid by              ---------------------------------------
                Distribution  Deferred Sales  Distribution   KDI to KDI  Advertising                               Misc.
Class C  Fiscal Fees Paid by   Charges Paid   Fees Paid by  Affiliated      and       Prospectus  Marketing and  Operating  Interest
Shares    Year   Fund to KDI      to KDI      KDI to Firms     Firms     Literature    Printing  Sales Expenses  Expenses    Expense
------    ----   -----------      ------      ------------     -----     ----------    --------  --------------  --------    -------

         1998      $232,000        24,000        431,000           0       156,000      14,000       329,000       68,000    176,000
         1997      $118,000        16,000        237,000           0       165,000      12,000       415,000       46,000    107,000
         1996      $ 48,000         1,000        162,000           0       112,000       9,000       143,000       39,000     43,000

Administrative Services. Administrative services are provided to the Fund under an administrative services agreement ("administrative agreement") with Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois, 60606, an affiliate of the Adviser. KDI bears all its expenses of providing services pursuant to the administrative agreement between KDI and the Fund, including the payment of service fees. For the services under the administrative agreement, the Fund pays KDI an administrative services fee, payable monthly, at the annual rate of up to 0.25% of average daily net assets of Class A, B and C shares of the Fund.


KDI has entered into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are investors of the Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A shares, KDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A shares, commencing with the month after investment. With respect to Class B shares and Class C shares, KDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at an annual rate of up to 0.25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. Firms to which service fees may be paid include affiliates of KDI.

The following information concerns the administrative services fee paid by the Fund to KDI.

                                 [To Be Updated]

             Administrative Service Fees Paid by Fund
             ----------------------------------------                 Total Service Fees Paid     Service Fees Paid by KDI
Fiscal Year         Class A           Class B           Class B           by KDI to Firms         to KDI Affiliated Firms
-----------         -------           -------           -------           ---------------         -----------------------

1998
1997               $112,000           492,000           44,000                824,000                          0
1996               $ 92,000           446,000           16,000                690,000                      7,000

KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, however, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which a firm provides administrative services and it is intended that KDI will pay all the administrative services fee that it receives from the Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which a firm of record provides administrative services. The Board of Trustees of the Fund, in its discretion, may approve basing the fee to KDI on all Fund assets in the future.

Certain trustees or officers of the Fund are also directors or officers of the Adviser or KDI as indicated under "Officers and Trustees."


Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Fund. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. Investor Fiduciary Trust Company ("IFTC") is the Fund's transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of the Adviser, serves as "Shareholder Service Agent" of the Fund, and as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives as transfer agent, and pays to KSvC as follows: prior to January 1, 1999, annual account fees of up to $8 per account plus account set up, transaction and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B only) and out-of-pocket expense reimbursement; and, effective January 1, 1999, annual account fees of $14.00 ($23.00 for retirement accounts) plus account set-up charges, annual fees associated with the contingent deferred sales charges (Class B shares only), an asset based fee of 0.02%, and out-of-pocket expense reimbursement. IFTC's fee is reduced by certain earnings credits in favor of the Fund. For the Fund's 1998 fiscal year the shareholder service fees IFTC remitted to KSvC were $1,353,000.


Independent Auditors and Reports to Shareholders. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Fund.

PURCHASE, REPURCHASE AND REDEMPTION OF SHARES

PURCHASE OF SHARES

Alternative Purchase Arrangements. Class A shares of the Fund are sold to investors without an initial sales charge, but Class A shares of the Fund exchanged into Class A shares of another Kemper Mutual Fund are subject to the applicable sales charge of the Kemper Mutual Fund at the time of the exchange. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.

The Fund is designed primarily as an exchange vehicle for investments in other Kemper Mutual Funds sold through financial services firms. For example, the Fund may serve as a temporary investment for amounts ultimately intended for investment in equity or fixed income Kemper Mutual Funds through techniques such as "dollar cost averaging." The primary distinctions among the classes of the Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See, also, "Summary of Expenses." Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                                          Annual 12b-1 Fees
                                                             (as a % of
                                                            average daily
                                 Sales Charge                net assets)            Other Information
                                 ------------                -----------            -----------------
Class A*      None                                                None           Shares convert to
Class B       Maximum contingent deferred sales                   0.75%          Class A shares
              charge of 4% of redemption                                         six years after
              proceeds; declines to zero after                                   issuance
              six years
Class C       Contingent deferred sales charge of
              1% of redemption proceeds for
              redemptions made during first year
              after purchase                                      0.75%          No conversion
                                                                                 feature

* No initial sales charge applies to purchases of Class A shares of the Fund, but the applicable sales charge applies for exchanges into Class A shares of other Kemper Mutual Funds.

The minimum initial investment for the Fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion. In order to begin accruing income dividends as soon as possible, purchasers may wire payment to United Missouri Bank of Kansas City, N.A., 10th and Grand Avenue, Kansas City, Missouri 64106.

The Fund seeks to be as fully invested as possible at all times in order to achieve maximum income. Since the Fund will be investing in instruments which normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Fund has adopted certain procedures for the convenience of its shareholders and to ensure that the Fund receives investable funds. (a) Wire transfer. Orders received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value after receipt by the Fund's Shareholder Service Agent and such shares will receive the dividend for the next calendar day following the day when the purchase is effective. If payment is wired in Federal Funds, the payment should be wired to United Missouri Bank of Kansas City, N.A., 10th and Grand Avenue, Kansas City, Missouri 64106. If payment is to be wired, the firm which services the account should handle the details of the transaction. (b) Check. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of the close of the Exchange on the business day following receipt and such shares will receive the dividend for the next calendar day following the day when the purchase is effective. (c) Dealer Trades. Orders processed through dealers or other financial services firms, including trades via Fund/SERV, will be effected at the net asset value effective on the trade date. These purchases will begin earning dividends the calendar day following the payment date. See "Dividends and Taxes" for more information.

Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

Class A Shares. Class A shares are sold at their net asset value with no sales charge.

Deferred Sales Charge Alternative--Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."


Class B shares of the Fund will automatically convert to Class A shares six years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.


Purchase of Class C Shares. The public offering price of the Class C shares of the Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares." KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."

General. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

KDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold by the firm under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by KSvC, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KDI in acknowledgement of their dedication to the employee benefit plan area and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Fund. Non-cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund or other funds underwritten by KDI.

Orders for the purchase of shares of the Fund will be confirmed at a price based on the net asset value of the Fund next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Fund through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.

The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of the Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Shareholders should direct their inquiries to KSvC, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.

As described in the Fund's prospectus, shares of the Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form. The applicable sales charge applies for exchanges from Class A shares of the Fund to Class A shares of other Kemper Mutual Funds. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of the Fund will be redeemed by the Fund at the applicable net asset value per share of such Fund as described in the Fund's prospectus.

Scheduled variations in or the elimination of the contingent deferred sales charge for redemption of Class B or Class C shares by certain classes of persons or through certain types of transactions as described in the prospectus are provided because of anticipated economies in sales and sales related efforts.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to the Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

REDEMPTION OR REPURCHASE OF SHARES

General. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of the Fund will be the net asset value per share of the Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. The redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class B Shares" below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class C Shares" below).


Because of the high cost of maintaining small accounts, the Fund may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.


Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Fund may be subject to a contingent deferred sales charge as explained in such prospectus.


Telephone Redemptions. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodial account holders , provided the trustee, executor, guardian or custodian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.


Repurchases (Confirmed Redemptions). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which the Fund has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.


Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of the Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if the investment manager deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service

Agent by telephone, it may be difficult to use the expedited redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.

Contingent Deferred Sales Charge--Class B Shares. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

         Year of                                      Contingent
       Redemption                                      Deferred
          After                                          Sales
        Purchase                                        Charge
        --------                                        ------

         First                                            4%
         Second                                           3%
         Third                                            3%
         Fourth                                           2%
         Fifth                                            2%
         Sixth                                            1%

Class B shareholders who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios, hold them subject to the same CDSC schedule that applied when those shares were purchased, as follows:



The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features--Systematic Withdrawal Plan" below) and (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2; and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service
Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

Contingent Deferred Sales Charge--Class C Shares. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features--Systematic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2,
(e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts), (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent and (g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Kemper Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly.

Contingent Deferred Sales Charge--General. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends to a total of $11,000. If the investor were then to redeem the entire $11,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because the $1,000 of reinvested dividends is not subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.


The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December, 1998 will be eligible for the second year's charge if redeemed on or after December 1, 1999. In the event no specific order is requested, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.


Reinvestment Privilege. A shareholder of the Fund who redeems Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares, Class B shares or Class C shares, as the case may be, of its Fund or of any other Kemper Mutual Fund listed under "Special Features -- Class A Shares -- Combined Purchases". The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of the Fund or of the other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Mutual Funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. The reinvestment privilege may be terminated or modified at any time.

SPECIAL FEATURES


Class A Shares -- Combined Purchases. The Class A shares (or the equivalent) of any Kemper Mutual Fund may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following funds: Kemper Adjustable Rate U.S. Government Fund, Kemper Aggressive Growth Fund, Kemper Asian Growth Fund, Kemper Blue Chip Fund, Kemper California Tax-Free Income Fund, Kemper Cash Reserves Fund, Kemper Contrarian Fund, Kemper Diversified Income Fund, Kemper Emerging Markets Growth Fund, Kemper Emerging Markets Income Fund, Kemper Europe Fund, Kemper Florida Tax-Free Income Fund, Kemper Global Blue Chip Fund, Kemper Global Income Fund, Kemper Growth Fund, Kemper High Yield Fund, Kemper High Yield Opportunity, Kemper Horizon 10+ Portfolio, Kemper Horizon 20+ Portfolio, Kemper Horizon 5 Portfolio, Kemper Income And Capital Preservation Fund, Kemper Intermediate Municipal Bond, Kemper International Fund, Kemper International Growth and Income Fund, Kemper Large Company Growth Fund (currently available only to employees of Scudder Kemper Investments, Inc.; not available in all states), Kemper Latin America Fund, Kemper Municipal Bond Fund, Kemper New York Tax-Free Income Fund, Kemper Ohio Tax-Free Income Fund, Kemper Quantitative Equity Fund, Kemper Research Fund (currently available only to employees of Scudder Kemper Investments, Inc.; not available in all states), Kemper Retirement Fund -- Series I, Kemper Retirement Fund -- Series II, Kemper Retirement Fund -- Series III, Kemper Retirement Fund -- Series IV, Kemper Retirement Fund -- Series V, Kemper Retirement Fund -- Series VI, Kemper Retirement Fund --

Series VII, Kemper Short-Intermediate Government Fund, Kemper Small Cap Value Fund, Kemper Small Cap Value+Growth Fund (currently available only to employees of Scudder Kemper Investments, Inc.; not available in all states), Kemper Small Capitalization Equity Fund, Kemper Small Cap Relative Value Fund, Kemper Technology Fund, Kemper Total Return Fund, Kemper U.S. Government Securities Fund, Kemper U.S. Growth and Income Fund, Kemper U.S. Mortgage Fund, Kemper Value+Growth Fund, Kemper Worldwide 2004 Fund, Kemper-Dreman High Return Equity Fund and Kemper-Dreman Financial Services Fund. ("Kemper Mutual Funds") Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered Kemper Mutual Funds for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent or its affiliates may include: (a) Money Market Funds as "Kemper Mutual Funds," (b) all classes of shares of any Kemper Mutual Fund, and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.


Class A Shares -- Letter of Intent. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares of the Fund are included for this privilege.

Class A Shares -- Cumulative Discount. Class A shares of a Kemper Mutual Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of the Fund being purchased, the value of all Class A shares of the above mentioned Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares -- Availability of Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

Exchange Privilege. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Mutual Funds in accordance with the provisions below.

Class A Shares. Class A shares of the Kemper Mutual Funds and shares of the Money Market Funds listed under "Special Features--Class A Shares--Combined Purchases" above may be exchanged for each other at their relative net asset values.

Shares of Money Market Funds and the Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI.

Class B Shares. Class B shares of the Fund and Class B shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without any contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

Class C Shares. Class C shares of the Fund and Class C shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.

General. Shares of a Kemper Mutual Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). For purposes of determining whether the 15 Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction, or advice, including without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or KDI. Exchanges may be accomplished by a written request to KSvC, Attention:
Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale only in certain states.

Systematic Exchange Privilege. The owner of $1,000 or more of any class of the shares of a Kemper Mutual Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another such Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the other Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege" except that the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange is not applicable.
This privilege may not be used for the exchange of shares held in certificated form.

EXPRESS-Transfer. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem shares (minimum $100 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to KSvC, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").

Bank Direct Deposit. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Bank Direct Deposit Purchase Plan, investments are made automatically (minimum $50 maximum $50,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to KSvC, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. The Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Fund may terminate or modify this privilege at any time.

Payroll Direct Deposit and Government Direct Deposit.A shareholder may invest in the Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in the Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

Systematic Withdrawal Plan. The owner of $5,000 or more of a class of the Fund's shares at the offering price may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. The maximum annual rate at which Class B shares may be redeemed (and Class C shares in their first year following the purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

KDI will waive the contingent deferred sales charge on redemptions of Class B shares and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Fund.

Tax-Sheltered Retirement Plans. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:

o Individual Retirement Accounts ("IRAs") with IFTC as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), IRA accounts and Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts also with IFTC as custodian. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request.

The brochures for plans with IFTC as custodian describe the current fees payable to IFTC for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.


Trustees' Power to Change Objectives and Policies. Except as specifically stated to the contrary, the objectives and policies of the Fund may be changed by the Trustees without a vote of the shareholders.


DIVIDENDS AND TAXES

Dividends. The Fund declares daily dividends of its net investment income. Dividends will be reinvested or paid in cash monthly. If a shareholder redeems his or her entire account, all dividends accrued to the time of redemption will be paid at that time. The Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Fund consists of (a) accrued interest income plus or minus amortized discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Fund. Expenses are accrued each day. While the Fund's investments are valued at amortized cost (see "Net Asset Value" in the prospectus), there will be no unrealized gains or losses on such investments. However, should the net asset value deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

Dividends paid by the Fund as to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Income dividends and capital gain dividends, if any, of the Fund will be credited to shareholder accounts in full and fractional shares of the same class of the Fund at net asset value, except that, upon written request to the Shareholder Service Agent, a shareholder may elect to receive income and capital gain dividends in cash.

Any dividends of the Fund that are reinvested normally will be reinvested in shares of the same class. However, upon written request to the Shareholder Service Agent, a shareholder may elect to have dividends of the Fund invested in shares of the same class of another Kemper Fund at the net asset value of such class of such other fund. See "Special Features--Class A Shares--Combined Purchases" for a list of such other Kemper Funds. To use this privilege of investing dividends of the Fund in shares of another Kemper Fund, shareholders must maintain a minimum account value of $1,000 in the Fund. The Fund reinvests dividend checks (and future dividends) in shares of that same class if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income whether received in cash or shares. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared. No portion of the dividends paid by the Fund will qualify for the dividends received deduction.

A 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ending October 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the one year period ended October 31 in the prior calendar year, minus any overdistribution in the prior calendar year. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

A shareholder who has redeemed shares of the Fund (other than shares of the Fund not acquired by exchange from another Kemper Mutual Fund) or other Kemper Mutual Fund listed in the prospectus under "Special Features -- Class A Shares --

Combined Purchases" may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of any Kemper Mutual Fund within six months of the redemption as described in the prospectus under "Redemption or Repurchase of Shares -- Reinvestment Privilege." If redeemed shares were purchased after October 3, 1989 and were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realized a loss on the redemption or exchange of a Fund's shares and reinvests in shares of the same Fund within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving dividend reinvestment and periodic investment and redemption programs. Information for income tax purposes will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

Shareholders who are non-resident aliens are subject to U.S. withholding tax on ordinary income dividends (whetherreceived in cash or shares) at a rate of 30% or such lower rate as prescribed by any applicable tax treatyThe Fund is required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts ("IRAs") or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult with their tax advisers regarding the 20% withholding requirement.

When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

NET ASSET VALUE


The net asset value per share of a Fund is the value of one share and is determined separately for each class by dividing the value of a Fund's net assets attributable to the class by the number of shares of that class outstanding. The per share net asset value of each of Class B and Class C shares of the Fund will generally be lower than that of the Class A shares of a Fund because of the higher expenses borne by the Class B and Class C shares. The net asset value of shares of a Fund is computed as of the close of regular trading (the "value time") on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities for which market quotations are readily available are generally valued at market value as of the value time in the manner described below. All other securities may be valued at fair value as determined in good faith by or under the direction of the Board.

With respect to the Funds with securities listed primarily on foreign exchanges, such securities may trade on days when the Fund's net asset value is not computed, and, therefore, the net asset value of a Fund may be significantly affected on days when the investor has no access to the Fund.

An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market Inc. ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on Nasdaq, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

Debt securities are valued at prices supplied by a pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the investment manager of the particular fund may calculate the price of that debt security, subject to limitations established by the Board.

An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate on the valuation date.

If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

If, in the opinion of the Valuation Committee of the Board of Trustees, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects market value of the property on the valuation date.

Following the valuations of securities or other portfolios assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.




PERFORMANCE

The Fund may advertise several types of performance information for a class of shares, including "yield" and "effective yield." Performance information will be computed separately for Class A, Class B and Class C shares. Each of these figures is based upon historical results and is not representative of the future performance of any class of the Fund. If the Fund's fees or expenses are being waived or absorbed by the Adviser, the Fund may also advertise performance information before and after the effect of the fee waiver or expense absorption.


The Fund's historical performance or return for a class of shares may be shown in the form of "yield" and "effective yield." These various measures of performance are described below. Performance information will be computed separately for each class. The Adviser agreed to absorb certain operating expenses for the Fund for the periods and to the extent specified in this Statement of Additional Information. See "Investment Manager and Underwriter." Because of this expense absorption, the performance results for the Fund may be shown with and without the effect of this waiver and expense absorption. Performance results not giving effect to expense absorptions will be lower.

Yield is a measure of the net investment income per share earned over a specific seven-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period.


The Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The Fund's yield for its Class A, Class B and Class C shares for the seven-day period ended September 30, 1998 was 4.46%, 3.49% and 3.80%, respectively.


The Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share; which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.


                                 [To Be Updated]


The Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return + 1) 365,7 -1. The Fund's effective yield for its Class A, Class B and Class C shares for the seven-day period ended September 30, 1998 was ___%, ___% and ___%, respectively.

The Fund's performance figures are based upon historical results and are not representative of future performance. The Fund's Class A shares are sold at net asset value without an initial sales charge. Class B and Class C shares are sold at net asset value. Redemptions of Class B shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage each year thereafter and becomes zero after six years. Redemption of Class C shares may be subject to a 1% contingent deferred sales charge in the first year following purchase. Yields will fluctuate. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in the Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

Investors may want to compare the performance of the Fund to that of certificates of deposit issued by banks and other depository institutions. Certificates of deposit represent an alternative income producing product. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of deposits prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. The shares of the Fund are not insured and yield will fluctuate. The Fund seeks to maintain a stable net asset value of $1.00.

Investors also may want to compare the performance of the Fund to that of U.S. Treasury bills, notes or bonds because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations.

Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity.

The Fund's performance may be compared to that of the Consumer Price Index and may also be compared to the performance of other mutual funds or mutual fund indexes with similar objectives and policies as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(R) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue's Money Fund Report@ or Money Market Insight@, reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index ("COFI"). The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

Redemptions of Class B shares within the first six years after purchase may be subject to a contingent deferred sales charge that ranges from 4% during the first year to 0% after six years. Redemption of Class C shares within the first year after purchase may be subject to a 1% contingent deferred sales charge. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included.

The Fund's yield will fluctuate. Additional information about the Fund's performance appears in its Annual Report to Shareholders, which is available without charge from the Fund.

OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their birthdates, their principal occupations and their affiliations, if any, with the Adviser and KDI are listed below. All persons named as trustees also serve in similar capacities for other funds advised by the Adviser.

All Funds:



LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner Business Resources Group; formerly Executive Vice President, Anchor Glass Container Corporation.

DONALD L. DUNAWAY (3/8/37), Trustee, 7515 Pelican Bay Blvd., Naples, Florida; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee , 800 N. Lindbergh Boulevard, St. Louis, Missouri; Vice Chairmanand Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional food products); prior thereto, Vice Presidentand Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals).


DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

THOMAS W. LITTAUER (4/26/55), Vice President and Trustee*, Two International Place, Boston, Massachusetts; Managing Director, Adviser; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.


SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College, Maryland; prior thereto, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice; Director, Bethlehem Steel Corp.

DANIEL PIERCE (3/18/84), Trustee*, Two International Place, Boston, Massachusetts; Managing Director, Adviser.


WILLIAM P. SOMMERS (7/22/33), Trustee, 24717 Harbour View Drive, Ponte Vedra Beach, Florida (retired); formerly, President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton, Inc. (management consulting firm): Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.




MARK S. CASADY (9/21/60), President*, 345 Park Avenue, New York, New York; Managing Director, Adviser; formerly, Institutional Sales Managing Director, Adviser.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, Adviser.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

ROBERT C. PECK, JR. (10/1/46), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Directo, Adviser; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to June 1997.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

RICHARD L. VANDENBERG (11/16/49), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Adviser; formerly, Senior Vice President and Portfolio Manager with an unaffiliated investment management firm.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Adviser.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

JOHN R. HEBBLE (6/27/58), Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.

MAUREEN E. KANE (2/14/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Vice President, Adviser; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

ELIZABETH C. WERTH (10/1/47), Assistant Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Vice President, Adviser; Vice President and Director of State Registrations, KDI.

*     Interested persons of the Fund as defined in the 1940 Act.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Fund's 1998 fiscal year, except that the information in the last column is for calendar year 1997.

                                 [To Be Updated]


                                                           Aggregate Compensation From
                                                           ---------------------------
                                                                                                              Total
                                                                                                          Compensation
                                                                     Kemper                               Kemper Funds
                             Kemper Cash        Kemper U.S.     Short-Intermediate                          Paid to
Name of Trustee             Reserves Fund      Mortgage Fund     Government Fund    Kemper Portfolios+     Trustees**
---------------             -------------      -------------     ---------------    ------------------     ----------
Lewis A. Burnham
Donald L. Dunaway*
Robert B. Hoffman
Donald R. Jones
Shirley D. Peterson
William P. Sommers

+ Includes Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund and Kemper Short-Intermediate Government Fund.

* Includes deferred fees and interest thereon pursuant to deferred compensation agreements with Kemper Funds. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred amounts and interest accrued through the Fund's fiscal year are $_____ for Mr. Dunaway, for Kemper Portfolios+, respectively.

** Includes compensation for service on the boards of 25 Kemper funds with 41 fund portfolios. Each trustee currently serves as a trustee of 26 Kemper Funds with 46 fund portfolios. Total compensation does not reflect amounts paid by the Adviser to the trustees for meetings regarding the combination of Scudder and Zurich Kemper Investments, Inc. Such amounts totaled $_____, $_____, $_____,$_____, $_____, $____ and $_____, for Messrs.
      __________, __________, __________, __________,__________, __________ and
      __________, respectively.

As of December 31, 198, the officers and trustees of the Fund, as a group, owned less than 1% of the then outstanding shares of the Fund.

As of December 31, 1998, the following entities owned of record greater than 5% of the outstanding shares of a particular class of the Fund:

                Name and Address                              Class(es)                     Percentage of Shares Owned
                ----------------                              ---------                     --------------------------

Donaldson Lufkin Jenrette Securities Corp, Inc.                   A                                   5.37%
P.O. Box 2052                                                     C                                   7.83%
Jersey City, NJ  07303

CIBC Oppenheimer Corp.                                            A                                   7.34%
P.O. Box 2052
Church Street Station
New York, NY  10008

Bear Stearns Securities Corp.                                     A                                  12.23%
1 Metrotech Center North
Brooklyn, NY  11201

National Financial Services Corp.                                 C                                  10.72%
200 Liberty Street
New York, NY  10281

INDE & Co. (Custodian)                                            C                                   5.69%
4401 Rockside Road
Independence, OH  44131

Everen Securities, Inc.                                           C                                  15.58%
1111 East Kilbourn Avenue
Milwaukee, WI  53202


SHAREHOLDER RIGHTS

The Fund is the third separate series, or "Portfolio", of Kemper Portfolios ("KP" or the "Trust"), an open-end management investment company organized as a business trust under the laws of Massachusetts on August 9, 1985. Effective November 20, 1987, KP pursuant to a reorganization succeeded to the assets and liabilities of Investment Portfolios, Inc., a Maryland corporation organized on March 26, 1982. After such reorganization, KP was known as Investment Portfolios until February 1, 1991, and thereafter until May 28, 1994, as Kemper Investment Portfolios, when the name of KP became "Kemper Portfolios." Prior to May 28, 1994, the Fund was known as the Money Market Portfolio.


The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares. The Board of Trustees of the Trust may authorize the issuance of additional classes and additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust may offer multiple Portfolios, it is known as a "series company." Shares of a Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio and are subject to any preferences, rights or privileges of any classes of shares of the Portfolio. Currently, the Fund offers four classes of shares. These are Class A, Class B and Class C shares, as well as Class I shares, which have different expenses, that may affect performance, and are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of the Adviser and its affiliates; and (b) the following investment advisory clients of the Adviser and its investment advisory affiliates that invest at least $1 million in the Fund: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Shares of the Fund have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to the Fund's Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of the Fund. Shares of the Fund are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholder meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Trust, shareholders may remove trustees. If shares of more than one Portfolio for the Trust are outstanding, shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees, or when voting by class is appropriate.

The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By- laws of the Trust, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.


Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Trust's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Trust's Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust or any series or class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trust's trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Adviser as remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

APPENDIX -- RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

                                KEMPER PORTFOLIOS
                            KEMPER CASH RESERVES FUND
                            PART C. OTHER INFORMATION

   Item 23.      Exhibits.
   --------      ---------

                    (a)                     Amended and Restated Agreement and Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration
                                            Statement on Form N-1A filed November 30, 1995.

                    (b)                     By-laws, incorporated by reference to Post-Effective Amendment No. 25 to
                                            Registrant's Registration Statement on Form N-1A filed November 30, 1995.

                    (c)                     Inapplicable

                   (d)(1)                   Investment Management Agreement, incorporated by reference to Post-Effective
                                            Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed
                                            December 20, 1996.

                 (d)(1)(a)                  Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Cash Reserves Fund, and Scudder Kemper Investments, Inc. dated December 31,
                                            1997, incorporated by reference to Post-Effective Amendment No. 29 to
                                            Registrant's Registration Statement on Form N-1A filed December 3, 1998.

                 (d)(1)(b)                  Investment Management Agreement between the Registrant, on behalf of Kemper
                                            U.S. Mortgage Fund, and Scudder Kemper Investments, Inc. dated December 31,
                                            1997, incorporated by reference to Post-Effective Amendment No. 29 to
                                            Registrant's Registration Statement on Form N-1A filed December 3, 1998.

                 (d)(1)(c)                  Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Short-Intermediate Government Fund, and Scudder Kemper Investments, Inc.
                                            dated December 31, 1997, incorporated by reference to Post-Effective
                                            Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed
                                            December 3, 1998.

                 (d)(2)(a)                  Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Cash Reserves Fund, and Scudder Kemper Investments, Inc. dated September 7,
                                            1998, incorporated by reference to Post-Effective Amendment No. 29 to
                                            Registrant's Registration Statement on Form N-1A filed December 3, 1998.

                 (d)(2)(b)                  Investment Management Agreement between the Registrant, on behalf of Kemper
                                            U.S. Mortgage Fund, and Scudder Kemper Investments, Inc. dated September 7,
                                            1998, incorporated by reference to Post-Effective Amendment No. 29 to
                                            Registrant's Registration Statement on Form N-1A filed December 3, 1998.

                 (d)(2)(c)                  Investment Management Agreement between the Registrant, on behalf of Kemper
                                            Short-Intermediate Fund, and Scudder Kemper Investments, Inc. dated
                                            September 7, 1998, incorporated by reference to Post-Effective Amendment No.
                                            29 to Registrant's Registration Statement on Form N-1A filed December 3,
                                            1998.



                                Part C - Page 1

                   (e)(1)                   Underwriting and Distribution Services Agreement between the Registrant and
                                            Kemper Distributors, Inc. dated August 1, 1998, incorporated by reference to
                                            Post-Effective Amendment No. 29 to Registrant's Registration Statement on
                                            Form N-1A filed December 3, 1998.

                   (e)(2)                   Underwriting and Distribution Services Agreement between the Registrant and
                                            Kemper Distributors, Inc. dated September 7, 1998, incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on
                                            Form N-1A filed December 3, 1998.

                    (f)                     Inapplicable

                 (g)(1)(a)                  Custody Agreement (Form 1), incorporated by reference to Post-Effective
                                            Amendment No. 25 to Registrant's Registration Statement on Form N-1A filed
                                            November 30, 1995.

                 (g)(1)(b)                  Custody Agreement (Form 2), incorporated by reference to Post-Effective
                                            Amendment No. 25 to Registrant's Registration Statement on Form N-1A filed
                                            November 30, 1995.

                   (h)(1)                   Agency Agreement, incorporated by reference to Post-Effective Amendment No.
                                            25 to Registrant's Registration Statement on Form N-1A filed November 30,
                                            1995.

                 (h)(1)(a)                  Supplement to Agency Agreement, incorporated by reference to Post-Effective
                                            Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed
                                            December 30, 1997.

                 (h)(1)(b)                  Supplement to Agency Agreement to be filed by amendment.

                   (h)(2)                   Administrative Services Agreement, incorporated by reference to
                                            Post-Effective Amendment No. 27 to Registrant's Registration Statement on
                                            Form N-1A filed December 30, 1997.

                 (h)(3)(a)                  Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Kemper Cash Reserves Fund,  and Scudder Fund Accounting Corporation dated
                                            December 31, 1997, incorporated by reference to Post-Effective Amendment No.
                                            29 to Registrant's Registration Statement on Form N-1A filed December 3,
                                            1998.

                 (h)(3)(b)                  Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Kemper U.S. Mortgage Fund,  and Scudder Fund Accounting Corporation dated
                                            December 31, 1997, incorporated by reference to Post-Effective Amendment No.
                                            29 to Registrant's Registration Statement on Form N-1A filed December 3,
                                            1998.

                 (h)(3)(c)                  Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Kemper Short-Intermediate Government Fund,  and Scudder Fund Accounting
                                            Corporation dated December 31, 1997, incorporated by reference to
                                            Post-Effective Amendment No. 29 to Registrant's Registration Statement on
                                            Form N-1A filed December 3, 1998.

                    (i)                     Inapplicable



                                Part C - Page 2

                    (j)                     Consent of Independent Accountants, filed herein.

                    (k)                     Inapplicable

                    (l)                     Inapplicable

                   (m)(1)                   Amended and Restated 12b-1 Plans (Class B shares) for Kemper Cash Reserves
                                            Fund, incorporated by reference to Post-Effective Amendment No. 29 to
                                            Registrant's Registration Statement on Form N-1A filed December 3, 1998.

                   (m)(2)                   Amended and Restated 12b-1 Plans (Class C shares) for Kemper Cash Reserves
                                            Fund, incorporated by reference to Post-Effective Amendment No. 29 to
                                            Registrant's Registration Statement on Form N-1A filed December 3, 1998.

                   (m)(3)                   Amended and Restated 12b-1 Plans (Class B shares) for Kemper U.S. Mortgage
                                            Fund, incorporated by reference to Post-Effective Amendment No. 29 to
                                            Registrant's Registration Statement on Form N-1A filed December 3, 1998.

                   (m)(4)                   Amended and Restated 12b-1 Plans (Class C shares) for Kemper U.S. Mortgage
                                            Fund, incorporated by reference to Post-Effective Amendment No. 29 to
                                            Registrant's Registration Statement on Form N-1A filed December 3, 1998.

                   (m)(5)                   Amended and Restated 12b-1 Plans (Class B shares) for Kemper
                                            Short-Intermediate Government Fund, incorporated by reference to
                                            Post-Effective Amendment No. 29 to Registrant's Registration Statement on
                                            Form N-1A filed December 3, 1998.

                   (m)(6)                   Amended and Restated 12b-1 Plans (Class C shares) for Kemper
                                            Short-Intermediate Government Fund, incorporated by reference to
                                            Post-Effective Amendment No. 29 to Registrant's Registration Statement on
                                            Form N-1A filed December 3, 1998.

                    (n)                     Financial Data Schedules, filed herein.

                    (o)                     Amended and Restated Written Instrument Establishing and Designating
                                            Separate Classes of Shares, incorporated by reference to Post-Effective
                                            Amendment No. 26 filed December 20, 1996.

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to


                                Part C - Page 3
the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 26.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member, Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company o



                                Part C - Page 4

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO and Member, Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada


                                Part C - Page 5

         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper  Distributors,   Inc.  acts  as  principal  underwriter  of  the
         Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President

         Thomas W. Littauer                Director, Chief Executive Officer

         Kathryn L. Quirk                  Director, Secretary, Chief Legal
                                           Officer and Vice President

         James J. McGovern                 Chief Financial Officer and Vice
                                           President

         Linda J. Wondrack                 Vice President and Chief Compliance
                                           Officer

         Paula Gaccione                    Vice President

         Michael E. Harrington             Vice President

         Robert A. Rudell                  Vice President

         William M. Thomas                 Vice President

         Elizabeth C. Werth                Vice President

         Todd N. Gierke                    Assistant Treasurer

         Philip J. Collora                 Assistant Secretary

         Paul J. Elmlinger                 Assistant Secretary

         Diane E. Ratekin                  Assistant Secretary

                                Part C - Page 6

         (1)                               (2)                                     (3)

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         Daniel Pierce                     Director, Chairman

         Mark S. Casady                    Director, Vice Chairman

         Stephen R. Beckwith               Director

         (c)      Not applicable

Item 28.          Location of Accounts and Records
--------          --------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.


                                Part C - Page 7

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 26th day of January, 1999.

                                             KEMPER PORTFOLIOS



                                             By  /s/Mark S. Casady
                                                 -------------------------
                                                 Mark S. Casady, President


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below on January 26, 1999, on behalf of the following persons in the capacities indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ Daniel Pierce                                                                        January 26, 1999
--------------------------------------
Daniel Pierce*                              Chairman and Trustee


/s/ Lewis A. Burnham                                                                     January 26, 1999
--------------------------------------
Lewis A. Burnham*                           Trustee


/s/ Donald L. Dunaway                                                                    January 26, 1999
--------------------------------------
Donald L. Dunaway*                          Trustee


/s/ Robert B. Hoffman                                                                    January 26, 1999
--------------------------------------
Robert B. Hoffman*                          Trustee


/s/ Donald R. Jones                                                                      January 26, 1999
--------------------------------------
Donald R. Jones*                            Trustee


/s/ Thomas W. Littauer                                                                   January 26, 1999
--------------------------------------
Thomas W. Littauer                          Trustee


/s/ Shirley D. Peterson                                                                  January 26, 1999
--------------------------------------
Shirley D. Peterson*                        Trustee

                             1

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ William P. Sommers                                                                   January 26, 1999
--------------------------------------
William P. Sommers*                         Trustee


/s/ John R. Hebble                                                                        January 26, 1999
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and
                                            Accounting Officer)



*By:      /s/ Philip J. Collara
          ----------------------------
          Philip J. Collora**

          **   Philip J. Collora signs this document
               pursuant to powers of attorney contained in Post-Effective Amendment No. 28 to the
               Registration Statement, filed November 2,
               1998.

                                                               File No. 2-76806
                                                               File No. 811-3440


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 30
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 32

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                                KEMPER PORTFOLIOS

                                KEMPER PORTFOLIOS

                                  EXHIBIT INDEX


                                    Exhibit (j)
                                   Exhibit (n)